CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Q1) - USD ($)	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2021	$ 0	$ 575	$ 0	$ (19,065,219)	$ (19,064,644)
Beginning balance (in shares) at Dec. 31, 2021	0	5,750,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net (loss) income	$ 0	$ 0	0	11,530,114	11,530,114
Remeasurement of Class A common stock subject to possible redemption to redemption amount	0	0	0	(2,420,680)	(2,420,680)
Ending balance at Dec. 31, 2022	$ 0	$ 575	0	(9,955,785)	(9,955,210)
Ending balance (in shares) at Dec. 31, 2022	0	5,750,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net (loss) income		$ 0	0	1,522,559	1,522,559
Remeasurement of Class A common stock subject to possible redemption to redemption amount		0	0	(1,961,604)	(1,961,604)
Ending balance at Mar. 31, 2023		$ 575	0	(10,394,830)	(10,394,255)
Ending balance (in shares) at Mar. 31, 2023		5,750,000
Beginning balance at Dec. 31, 2022	$ 0	$ 575	0	(9,955,785)	(9,955,210)
Beginning balance (in shares) at Dec. 31, 2022	0	5,750,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net (loss) income	$ 0	$ 0	0	23,947	23,947
Remeasurement of Class A common stock subject to possible redemption to redemption amount	0	0	0	(4,033,891)	(4,033,891)
Ending balance at Dec. 31, 2023	$ 500	$ 75	0	(9,160,269)	(9,159,694)
Ending balance (in shares) at Dec. 31, 2023	5,000,000	750,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net (loss) income	$ 0	$ 0	0	(2,234,269)	(2,234,269)
Remeasurement of Class A common stock subject to possible redemption to redemption amount	0	0	0	(220,115)	(220,115)
Ending balance at Mar. 31, 2024	$ 500	$ 75	$ 0	$ (11,614,653)	$ (11,614,078)
Ending balance (in shares) at Mar. 31, 2024	5,000,000	750,000